Condensed Consolidated Statements of Changes in Stockholders Equity (Unaudited) - USD ($)	Total	Ordinary shares	Additional Paid-In Capital	Statutory Reserve [Member]	Retained Earnings (Accumulated Deficit)	Accumulated other comprehensive loss	Total Stockholders Equity [Member]	Noncontrolling Interest
Balance, shares at Dec. 31, 2018		5,000,000
Balance, amount at Dec. 31, 2018	$ 5,251,579	$ 5,000	$ 4,579,116	$ 294,158	$ 88,967	$ (234,237)	$ 4,733,004	$ 518,575
Statement [Line Items]
Acquisition of 8.8228% non-controlling interest	(453,669)	0	0	0	87,238	0	87,238	(540,907)
Appropriation to statutory reserve	0	0	0	28,612	(28,612)	0	0	0
Net income	139,010	0	0	0	139,010	0	139,010	0
Foreign currency translation gain (loss)	4,247	$ 0	0	0	0	(18,085)	(18,085)	22,332
Balance, shares at Jun. 30, 2019		5,000,000
Balance, amount at Jun. 30, 2019	4,941,167	$ 5,000	4,579,116	322,770	286,603	(252,322)	4,941,167	0
Balance, shares at Dec. 31, 2019		5,000,000
Balance, amount at Dec. 31, 2019	5,179,975	$ 5,000	4,579,116	379,952	528,315	(312,408)	5,179,975	0
Statement [Line Items]
Appropriation to statutory reserve	0	0	0	27,582	(27,582)	0	0	0
Net income	(79,622)	$ 0	0	0	(79,622)	0	(79,622)	0
Issuance of ordinary shares in initial public offering, net, shares		1,333,333
Issuance of ordinary shares in initial public offering, net, amount	4,780,704	$ 1,333	4,779,371	0	0	0	4,780,704	0
Foreign currency translation loss	(113,868)	$ 0	0	0	0	(113,868)	(113,868)	0
Balance, shares at Jun. 30, 2020		6,333,333
Balance, amount at Jun. 30, 2020	$ 9,767,189	$ 6,333	$ 9,358,487	$ 407,534	$ 421,111	$ (426,276)	$ 9,767,189	$ 0